Consolidated Statement of Changes in Stockholders' Equity (Unaudited) (USD $) In Thousands, except Share data	Common Stock	Additional Paid-In Capital	Retained Earnings	Newcastle's Equity	Accumulated Other Comprehensive Income (Loss)	Total
Equity, beginning at Dec. 08, 2011
Capital contributions				40,492		40,492
Capital distributions				(1,398)		(1,398)
Net income				714		714
Other comprehensive income (loss)
Equity, ending at Dec. 31, 2011				39,808		39,808
Capital contributions				368,294		368,294
Contributions in-kind				164,142		164,142
Capital distributions				(250,661)		(250,661)
Net income				41,247		41,247
Other comprehensive income (loss)					15,526	15,526
Equity, ending at Dec. 31, 2012		362,830		362,830	15,526	378,356
Common stock, shares - beginning at Dec. 31, 2012
Dividends declared			(17,712)			(17,712)
Capital contributions		893,466				893,466
Contributions in-kind		1,093,684				1,093,684
Capital distributions		(1,228,054)				(1,228,054)
Issuance of common stock	2,530	(2,530)
Issuance of common stock, shares	253,025,645
Net income		37,646	84,651			122,297
Other comprehensive income (loss)					3,688	3,688
Equity, ending at Jun. 30, 2013	$ 2,530	$ 1,157,042	$ 66,939		$ 19,214	$ 1,245,725
Common stock, shares - ending at Jun. 30, 2013	253,025,645					253,025,645